Provisions - Summary of Development in Provisions (Detail) € in Thousands	12 Months Ended
Dec. 31, 2024 EUR (€)
Provisions [abstract]
Beginning balance	€ 32,719 [1]
Additions related to prior years	4,684
Net additions for the year	57,284
Foreign exchange translation	4,462
Ending balance	€ 99,149

[1]	Restatement relates to adoption of amendments to IAS 1, “Presentation of Financial Statements.” Refer to Note 2 for further details.